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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
                                               ---------

  This Amendment (Check only one.): |_|  is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Focused Investors LLC
         ----------------------------------------
Address: 9777 Wilshire Boulevard, Suite 910
         ----------------------------------------
         Beverly Hills, California 90212
         ----------------------------------------

         ----------------------------------------

Form 13F File Number: 28 - 12707
                           ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:     Bruce G. Veaco
           ---------------------------------------
 Title:    Managing Member
           ---------------------------------------
 Phone:    (310) 734-1200
           ---------------------------------------

Signature, Place, and Date of Signing:


    /s/ Bruce G. Veaco       Beverly Hills, California        July 30, 2008
-------------------------   ----------------------------  ----------------------
        [Signature]                 [City, State]                [Date]

Report Type (Check only one):
 |X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 |_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 |_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -----------------

Form 13F Information Table Entry Total: 21
                                        -----------------

Form 13F Information Table Value Total: $ 144,468
                                        -----------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                          FORM 13F INFORMATION TABLE
         COLUMN 1            COLUMN 2   COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7             COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                             TITLE OF              VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
      NAME OF ISSUER           CLASS      CUSIP   (X$1000)   PRN AMT    PRN  CALL  DISCRETION    MGRS      SOLE     SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN EXPRESS CO             Comm    025816109    9,230    245,000    SH            Sole      None     245,000

BERKSHIRE
HATHAWAY INC DEL B              Comm    084670207    8,634      2,152    SH            Sole      None       2,152

COCA COLA CO                    Comm    191216100    9,819    188,900    SH            Sole      None     188,900

DIAGEO PLC
SPONSORED ADR NEW               Comm    25243Q205    7,830    106,000    SH            Sole      None     106,000

GENERAL ELEC CO                 Comm    369604103    4,118    154,300    SH            Sole      None     154,300

INTEL CORP                      Comm    458140100    4,758    221,500    SH            Sole      None     221,500

JOHNSON & JOHNSON               Comm    478160104   12,443    193,400    SH            Sole      None     193,400

MCDONALDS CORP                  Comm    580135101    6,454    114,800    SH            Sole      None     114,800

MICROSOFT CORP                  Comm    594918104    7,004    254,600    SH            Sole      None     254,600

MORGAN STANLEY                  Comm    617446448    1,868     51,800    SH            Sole      None      51,800

NESTLE SA SPON ADR
REPSTG REG                      Comm    641069406    7,340     64,900    SH            Sole      None      64,900

NIKE INC CL B                   Comm    654106103    7,588    127,300    SH            Sole      None     127,300

PEPSICO INC                     Comm    713448108    9,761    153,500    SH            Sole      None     153,500

PFIZER INC                      Comm    717081103    6,448    369,100    SH            Sole      None     369,100

PROCTER & GAMBLE
CO                              Comm    742718109    6,294    103,500    SH            Sole      None     103,500

STARBUCKS CORP                  Comm    855244109    4,221    268,200    SH            Sole      None     268,200

TARGET CORP                     Comm    87612E106    6,597    141,900    SH            Sole      None     141,900

                                                          FORM 13F INFORMATION TABLE
         COLUMN 1            COLUMN 2   COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7             COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                             TITLE OF              VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
      NAME OF ISSUER           CLASS      CUSIP   (X$1000)   PRN AMT    PRN  CALL  DISCRETION    MGRS      SOLE     SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------

TIME WARNER INC                 Comm    887317105    4,732    319,700    SH            Sole      None     319,700

UNITED HEALTH
GROUP INC                       Comm    91324P102    3,077    117,200    SH            Sole      None     117,200

WAL MART STORES
INC                             Comm    931142103   11,223    199,700    SH            Sole      None     199,700

WALGREEN CO                     Comm    931422109    5,026    154,600    SH            Sole      None     154,600